Share-Based Compensation (Details) - USD ($)		6 Months Ended
	May 31, 2022	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation [Line Items]
Fair value of shares	$ 5,000
Share-based compensation expenses		$ 15,201	$ 29,944
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregation of ordinary shares (in Shares)		23,730	11,334